ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
ACCRUED EXPENSES

23.	ACCRUED EXPENSES

(in thousands of $)	2015	2014
Voyage expenses	8,885	4,525
Ship operating expenses	11,030	5,047
Administrative expenses	2,713	202
Interest expense	807	1,880
Taxes	1,058	90
Contingent rental expense	4,582	—
Other	614	—
	29,689	11,744